Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo

As a significant majority of the awards (approximately 90% of total awards as of December 31, 2015) was issued on June 9 and 25, 2014, the key assumptions utilized to calculate the grant-date fair values for awards issued on these two grant dates are listed below:

	Key Assumptions for awards issued on
	June 9, 2014	June 25, 2014
Expected Volatility	44.5%	44.1%
Dividend yield	2.6%	2.7%
Risk-free rate	1.69%	1.68%

Performance-Based Share Activity

The following table reflects the share activity under the Company Performance LTI for the year ended December 31, 2015:

	2015
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	1,000,000	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	(1,000,000)	€7.795
Nonvested at end of year	—	€—

The following table reflects the share activity under the Retention LTI for the year ended December 31, 2015:

	2015
	Number of Shares	Grant-Date Fair Value (in €)
Nonvested at beginning of year	366,666	€7.795
Granted	—	€—
Forfeited	—	€—
Vested	(366,666)	€7.795
Nonvested at end of year	—	€—

Additional Share Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
	(in millions)
Total intrinsic value of options exercised	$1	$5	$30
Fair value of shares vested	$36	$32	$50
Cash received from share award exercises	$8	$10	$63
Tax benefit of options exercised and shares vested	$—	$—	$3

CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo

The Black-Scholes pricing model was used to calculate the fair value of stock options for options granted in 2012 under the CNH EIP. The assumptions used under the Black-Scholes pricing model were as follows:

2012
Risk-free interest rate	0.40%
Expected dividend yield	0.00%
Price volatility of CNH Global N.V. shares	51.70%
Option life (years)	3.39

Summary of Outstanding Stock Options

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2015:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$5.01–$10.00	4,491,907	1.6	$8.32	$30,755	4,491,907	1.6	$8.32	$30,755
$10.01–$15.00	4,278,010	1.2	$10.15	$—	4,278,010	1.2	$10.15	$—
				$30,755				$30,755

(A) The difference between the exercise price of share-based compensation and the year-end market price of CNH Industrial common shares of $6.84. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Stock Option Activity

The following table reflects the stock option activity under the CNH EIP for the year ended December 31, 2015:

	2015
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	10,861,553	$9.03
Forfeited	(1,033,560)	$9.58
Expired	—	$—
Exercised	(1,058,075)	$6.95
Outstanding at end of year	8,769,918	$9.21
Exercisable at end of year	8,769,918	$9.21

CNH EIP [Member] | Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Performance-Based Share Activity

The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2015:

	2015
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	12,101,760	$8.84
Granted	980,400	$6.25
Forfeited	(1,490,900)	$8.69
Vested	—	$—
Nonvested at end of year	11,591,260	$8.64

CNH EIP [Member] | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Restricted-Based Share Activity

The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2015:

	2015
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	3,512,139	$9.88
Granted	1,531,900	$8.08
Forfeited	(158,186)	$9.29
Vested	(1,140,333)	$10.21
Nonvested at end of year	3,745,520	$9.67

The following table reflects the activity of restricted share units under CNH EIP for the year ended December 31, 2015:

	2015
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	3,191,444	$7.82
Granted	—	$—
Forfeited	(78,869)	$8.79
Vested	(3,112,575)	$7.79
Nonvested at end of year	—	$—